EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Feb. 29, 2024
Disclosure Of Exploration And Evaluation Assets Abstract
EXPLORATION AND EVALUATION ASSETS [Text Block]

10. EXPLORATION AND EVALUATION ASSETS

		Nevada	Falchani	Macusani
	TLC Project	Option	Project	Project	Total
	$	$	$	$	$
Balance, February 28, 2022	25,273,612	-	93,737,781	16,534,354	135,545,747
Additions:
Acquisition costs	5,056,899	-	5,152,130	-	10,209,029
Royalty Buyback	4,503,000	-	-	-	4,503,000
Balance, February 28, 2023	34,833,511	-	98,889,911	16,534,354	150,257,776
Additions:
Acquisition costs	-	201,645	-	-	201,645
Balance, February 29, 2024	34,833,511	201,645	98,889,911	16,534,354	150,459,421

TLC Lithium Project ("TLC Project") - Nevada, USA

In August 2018, the Company purchased a series of unpatented lode mining claims located in Nye County, Nevada, USA, from Nevada Alaska Mining Co., Inc. ("TLC Royalty Holder").

The Company made the following payments for the TLC Project in during the year ended February 28, 2023:

  June 2022 - the Company paid cash of $4,083,681 to acquire certain privately held agricultural lands along with certain water rights, in the Big Smoky Valley, close to the Company's TLC Project.
  January 2023 - the Company issued 950,000 common shares of the Company at a fair value of $4,503,000 to buy back the remaining one percent (1%) gross overriding royalty on the Company's wholly owned TLC Project.
  January 2023 - the Company issued 200,000 common shares of the Company at a fair value of $946,000 to acquire eight lode mining claims located in Nye County, Nevada, contiguous to the TLC Project through the acquisition of Maran Ventures Ltd.

Option - Nevada, USA

During August 2023, the Company entered into an option and right-of-first refusal to purchase a property with certain water rights for $201,645, expiring in 3 years.

Falchani Lithium Project ("Falchani Project"), Macusani Uranium Project ("Macusani Project") - Puno, Peru

Following the acquisition in May 2021 of Plateau and its Peruvian subsidiary, Macusani SAC, the Company holds title, or has court injunctions preserving title, on mineral concessions in the Province of Carabaya, Department of Puno in southeastern Peru.

In June 2022, the Company entered into a mining rights transfer agreement to acquire additional concessions in Southern Peru, close to the Company's Falchani Project. The Company paid $517,130 and issued 2,250,000 common shares of the Company with a fair value of $4,635,000 to the vendor.

32 of the 174 Falchani Project and Macusani Project concessions now held by the Company’s subsidiaries Macusani Yellowcake and Macusani Uranium, have been subject to Administrative and Judicial processes (together, the “Processes”) in Peru to overturn resolutions issued by the Geological, Mining, and Metallurgical Institute of Peru (“INGEMMET”) and the Mining Council of the Ministry of Energy and Mines of Peru (“MINEM”) in February 2019 and July 2019, respectively, which declared Macusani Yellowcake’s title to the 32 concessions invalid due to late receipt of the annual validity payment. On November 15, 2023 the Superior Court of Peru unanimously upheld the prior ruling of the lower court in favour of the Company in relation to those 32 concessions which clearly established that Macusani Yellowcake is the rightful owner of these concessions. On December 29, 2023 the Company announced that INGEMMET and MINEM have petitioned the Supreme Court in a final attempt to reverse the ruling. If the petition is successful, Macusani Yellowcake’s title to the 32 concessions could be revoked. However, the Company believes that there are no grounds for the Supreme Court to assume jurisdiction and will continue to take all necessary actions, and pursue all available legal options, to defend its interests.